Financial Instruments - Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Impairment loss (reversal) on trade receivables	$ (506)	$ 582
Impairment loss (reversal) on other receivables	(126)	170
Impairment loss (reversal) on accounts receivable	$ (632)	$ 752